Supplementary Cash Flow Information - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, short-term borrowings			$ 121
Beginning balance, lease liabilities			1,757
Changes From Financing Cash Flows:
Issuance of Long-Term Debt	$ 1,557	$ 1,326	1,557	$ 1,326
(Repayment) of Long-Term Debt	(2,336)	0	(2,336)	(112)
(Repayment) of Revolving Long-Term Debt	0	(1,444)	(350)	(220)
Principal Repayment of Leases	(70)	(45)	(222)	(149)
Non-Cash Changes:
Lease Additions			(101)
Lease Modifications			(6)
Other	(2)	0	(2)	0
Ending Balance, lease liabilities	3,075		3,075
Ending balance, short term borrowings	48		48
Dividends Payable | Common shares
Changes From Financing Cash Flows:
Dividends Paid			(106)	(77)
Non-Cash Changes:
Common Share Dividends Declared			106	77
Dividends Payable | Preferred Shares
Changes From Financing Cash Flows:
Dividends Paid			(26)
Non-Cash Changes:
Common Share Dividends Declared			26
Short-Term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, short-term borrowings			121	0
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings			(108)	133
Acquisition (see Note 4A)			40
Non-Cash Changes:
Foreign Exchange (Gain) Loss, Net			(5)	4
Ending balance, short term borrowings	48	137	48	137
Long-Term Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, long-term debt			7,441	6,699
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings			(350)
Issuance of Long-Term Debt			1,557	1,326
(Repayment) of Long-Term Debt			(2,336)	(112)
(Repayment) of Revolving Long-Term Debt				(220)
Acquisition (see Note 4A)			6,602
Non-Cash Changes:
Foreign Exchange (Gain) Loss, Net			6	127
Net Premium (Discount) on Redemption of Long- Term Debt			115
Finance Costs			(49)
Net Premium (Discount) on Redemption of Long- Term Debt				(25)
Other				(1)
Ending balance, long-term debt	12,986	7,797	12,986	7,797
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, lease liabilities			1,757	1,916
Changes From Financing Cash Flows:
Principal Repayment of Leases			(222)	(149)
Acquisition (see Note 4A)			1,441
Non-Cash Changes:
Foreign Exchange (Gain) Loss, Net			(3)	17
Lease Additions			101	48
Lease Terminations				(1)
Lease Modifications			6	(3)
Lease Re-Measurements			(5)	5
Ending Balance, lease liabilities	$ 3,075	$ 1,833	$ 3,075	$ 1,833